Stock-Based Compensation	12 Months Ended
Apr. 02, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE-BASED COMPENSATION
STOCK-BASED COMPENSATION

Summary of Stock Option Plans

2003 Stock Incentive Plan - RF Micro Devices, Inc.
The 2003 Stock Incentive Plan (the "2003 Plan") was approved by the Company's stockholders on July 22, 2003, and the Company was permitted to grant stock options and other types of equity incentive awards under the 2003 Plan, such as stock appreciation rights, restricted stock awards, performance shares and performance units. No further awards can be granted under this plan.

2006 Directors’ Stock Option Plan - RF Micro Devices, Inc.
At the Company’s 2006 annual meeting of stockholders, stockholders of the Company adopted the 2006 Directors’ Stock Option Plan, which replaced the Non-Employee Directors’ Stock Option Plan and reserved an additional 0.3 million shares of common stock for issuance to non-employee directors. Under the terms of this plan, directors who were not employees of the Company were entitled to receive options to acquire shares of common stock. No further awards can be granted under this plan.

2012 Stock Incentive Plan - RF Micro Devices, Inc.
The Company currently grants stock options and restricted stock units to employees and directors under the 2012 Stock Incentive Plan (the "2012 Plan"), which was approved by the Company's stockholders on August 16, 2012 and assumed by the Company in connection with the Business Combination. The Company is permitted to grant stock options and other types of equity incentive awards, under the 2012 Plan, such as stock appreciation rights, restricted stock awards, performance shares and performance units.

The maximum number of shares issuable under the 2012 Plan may not exceed the sum of (a) 4.3 million shares, plus (b) any shares of common stock (i) remaining available for issuance as of the effective date of the 2012 Plan under the Company's prior plans and (ii) subject to an award granted under a prior plan, which awards are forfeited, canceled, terminated, expire or lapse for any reason. As of April 2, 2016, 4.4 million shares were available for issuance under the 2012 Plan. The aggregate number of shares subject to performance-based restricted stock units awarded for fiscal 2016 under the 2012 Plan was 0.1 million shares.

1996 Stock Incentive Program - TriQuint Semiconductor, Inc.
Effective upon the closing of the Business Combination, the Company assumed the TriQuint, Inc. 1996 Stock Incentive Program (the “TriQuint 1996 Stock Incentive Program”), originally adopted by TriQuint. The TriQuint 1996 Stock Incentive Program provides for the grant of incentive and non-qualified stock options to officers, outside directors and other employees of TriQuint or any parent or subsidiary. The TriQuint 1996 Stock Incentive Program was amended in 2002 to provide that options granted thereunder must have an exercise price per share no less than 100% of the fair market value of the share price on the grant date. In 2005, the TriQuint 1996 Stock Incentive Program was further amended to extend the term of the program to 2015 and permit the award of restricted stock, restricted stock units, stock appreciation rights, performance shares and performance units in addition to the grant of stock options. In addition, the amendment provided specific performance criteria that the plan administrator may use to establish performance objectives. The terms of each grant under the TriQuint 1996 Stock Incentive Program may not exceed ten years. No further awards can be granted under this program.

2008 Inducement Award Plan- TriQuint Semiconductor, Inc.
Effective upon the closing of the Business Combination, the Company assumed the sponsorship of the TriQuint, Inc. 2008 Inducement Award Plan (the “TriQuint 2008 Inducement Award Plan”), originally adopted by TriQuint. The TriQuint 2008 Inducement Award Plan provides for the grant of nonstatutory stock options, restricted stock, restricted stock units, stock appreciation rights and other stock or cash awards to employees of TriQuint or any parent or subsidiary. The options granted thereunder must have an exercise price per share no less than 100% of the fair market value per share on the date of grant. The terms of each grant under the plan may not exceed ten years. No further awards can be granted under this plan.

2009 Incentive Plan - TriQuint Semiconductor, Inc.
Effective upon the closing of the Business Combination, the Company assumed the TriQuint, Inc. 2009 Incentive Plan (the “TriQuint 2009 Incentive Plan”), originally adopted by TriQuint. The TriQuint 2009 Incentive Plan provides for the grant of stock options, restricted stock units, stock appreciation rights and other stock or cash awards to employees, officers, directors, consultants, agents, advisors and independent contractors of TriQuint and its subsidiaries and affiliates. The options granted thereunder must have an exercise price per share no less than 100% of the fair market value per share on the date of grant. The terms of each grant under the TriQuint 2009 Incentive Plan may not exceed ten years. No further awards can be granted under this plan.

2012 Incentive Plan - TriQuint Semiconductor, Inc.
Effective upon the closing of the Business Combination, the Company assumed the TriQuint, Inc. 2012 Incentive Plan (the “TriQuint 2012 Incentive Plan”), originally adopted by TriQuint. The TriQuint 2012 Incentive Plan replaces the TriQuint 2009 Incentive Plan and provides for the grant of stock options, restricted stock units, stock appreciation rights and other stock or cash awards to employees, officers, directors, consultants, agents, advisors and independent contractors of TriQuint and its subsidiaries and affiliates. The options granted thereunder must have an exercise price per share no less than 100% of the fair market value per share on the date of grant. The terms of each grant under the TriQuint 2012 Incentive Plan may not exceed ten years. No further awards can be granted under this plan.

2013 Incentive Plan - TriQuint Semiconductor, Inc.
Effective upon the closing of the Business Combination, the Company assumed the TriQuint, Inc. 2013 Incentive Plan (the “TriQuint 2013 Incentive Plan”), originally adopted by TriQuint, allowing Qorvo to issue awards under this plan. The TriQuint 2013 Incentive Plan replaces the TriQuint 2012 Incentive Plan and provides for the grant of stock options, restricted stock units, stock appreciation rights and other stock or cash awards to employees, officers, directors, consultants, agents, advisors and independent contractors of TriQuint and its subsidiaries and affiliates who were such prior to the Business Combination or who become employed by the Company or its affiliates after the closing of the Business Combination. Former employees, officers and directors of RFMD are not eligible for awards under the TriQuint 2013 Incentive Plan. The options granted thereunder must have an exercise price per share no less than 100% of the fair market value per share on the date of grant. The terms of each grant under the TriQuint 2013 Incentive Plan may not exceed ten years. As of April 2, 2016, 3.5 million shares were available for issuance under the TriQuint 2013 Incentive Plan.

2015 Inducement Stock Plan - Qorvo, Inc.
The 2015 Inducement Stock Plan (the "2015 Inducement Plan") provides for the grant of equity awards to persons as a material inducement to become employees of the Company or its affiliates. The plan provides for the grant of stock options, restricted stock units, stock appreciation rights and other stock-based awards. The maximum number of shares issuable under the 2015 Inducement Plan may not exceed the sum of (a) 0.3 million shares, plus (b) any shares of common stock (i) remaining available for issuance as of the effective date of the 2015 Inducement Stock Plan under the TriQuint 2008 Inducement Award Plan and (ii) subject to an award granted under the TriQuint 2008 Inducement Award Plan, which awards are forfeited, canceled, terminated, expire or lapse for any reason. No awards were made under the 2015 Inducement Plan in fiscal years 2016 or 2015.

Employee Stock Purchase Plan - Qorvo, Inc.
Effective upon closing of the Business Combination, the Company assumed the TriQuint Employee Stock Purchase Plan ("ESPP"), which is intended to qualify as an “employee stock purchase plan” under Section 423 of the Internal Revenue Code. All regular full-time employees of the Company (including officers) and all other employees who meet the eligibility requirements of the plan may participate in the ESPP. The ESPP provides eligible employees an opportunity to acquire the Company’s common stock at 85.0% of the lower of the closing price per share of the Company’s common stock on the first or last day of each six-month purchase period. At April 2, 2016, 5.8 million shares were available for future issuance under this plan. The Company makes no cash contributions to the ESPP, but bears the expenses of its administration. The Company issued 0.4 million shares under the ESPP in fiscal 2016.

For fiscal years 2016, 2015 and 2014, the primary stock-based awards and their general terms and conditions are as follows:

Stock options are granted to employees with an exercise price equal to the market price of the Company’s stock at the date of grant, generally vest over a four-year period from the grant date, and generally expire 10 years from the grant date. Restricted stock units granted by the Company in fiscal years 2016, 2015 and 2014 are either service-based, performance and service-based, or based on total stockholder return. Service-based restricted stock units generally vest over a four-year period from the grant date. Performance and service-based restricted stock units are earned based on Company performance of stated metrics generally during the fiscal year and, if earned, vest one-half when earned and the balance over two years. Restricted stock units based on total stockholder return are earned based upon total stockholder return of the Company in comparison to the total stockholder return of a benchmark index and can be earned over one, two and three-year performance periods. Under the 2012 Plan for fiscal years 2014 and 2013 and the 2006 Directors’ Stock Option Plan for fiscal 2012, stock options granted to non-employee directors (other than initial options, as described below) had an exercise price equal to the fair market value of the Company’s stock at the date of grant, vested immediately upon grant and expire 10 years from the grant date. Each non-employee director who was first elected or appointed to the Board of Directors during such period received an initial option covering shares with a value set by the Board of Directors at an exercise price equal to the fair market value of the Company’s stock at the date of grant, which vested over a two-year period from the grant date and expired 10 years from the grant date. At the director’s option, the director could elect to receive all or part of the initial grant in restricted stock units. In fiscal year 2016, each non-employee director who was first elected or appointed to the Board of Directors during such period received an initial grant in restricted stock units. Thereafter, each non-employee director was eligible to receive an annual grant of restricted stock units.

The options and restricted stock units granted to certain officers of the Company generally will, in the event of the officer's termination other than for cause and subject to the officer executing certain agreements in favor of the Company, continue to vest pursuant to the same vesting schedule as if the officer had remained an employee of the Company and as a result, these awards are expensed at grant date. In fiscal 2016, stock-based compensation of $16.1 million was recognized upon the grant of 0.2 million options and restricted share units to certain officers of the Company.

Stock-Based Compensation

Under ASC 718, stock-based compensation cost is measured at the grant date, based on the estimated fair value of the award using an option pricing model for stock options (Black-Scholes) and market price for restricted stock units, and is recognized as expense over the employee's requisite service period. ASC 718 covers a wide range of stock-based compensation arrangements including stock options, restricted share plans, performance-based awards, share appreciation rights and employee stock purchase plans.

Total pre-tax stock-based compensation expense recognized in the Consolidated Statements of Operations was $139.5 million for fiscal 2016, net of expense capitalized into inventory. For fiscal years 2015 and 2014, the total pre-tax stock-based compensation expense recognized was $64.9 million and $29.9 million, respectively, net of expense capitalized into inventory.

A summary of activity of the Company’s director and employee stock option plans follows:

	Shares (in thousands)	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of March 28, 2015	7,764	$18.61
Granted	5	$77.79
Exercised	(1,534)	$17.32
Canceled	(19)	$26.01
Forfeited	(82)	$19.36
Outstanding as of April 2, 2016	6,134	$18.93	5.16	$196,210
Vested and expected to vest as of April 2, 2016	6,103	$18.86	5.16	$195,663
Options exercisable as of April 2, 2016	4,970	$17.78	4.90	$164,364

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value, based upon the Company’s closing stock price of $50.82 as of April 2, 2016, that would have been received by the option holders had all option holders with in-the-money options exercised their options as of that date.

The fair value of each option award is estimated on the date of grant using a Black-Scholes option-pricing model based on the assumptions noted in the following tables:

	Fiscal Year
	2016	2015	2014
Expected volatility	42.8%	40.6%	43.2%
Expected dividend yield	0.0%	0.0%	0.0%
Expected term (in years)	5.7	5.6	5.5
Risk-free interest rate	1.6%	1.7%	1.4%
Weighted-average grant-date fair value of options granted during the period	$32.62	$22.49	$8.30

The total intrinsic value of options exercised during fiscal 2016, was $74.9 million. For fiscal years 2015 and 2014, the total intrinsic value of options exercised was $83.7 million and $3.1 million, respectively.

Cash received from the exercise of stock options and from participation in the employee stock purchase plan (excluding accrued unremitted employee funds) was approximately $44.5 million for fiscal 2016 and is reflected in cash flows from financing activities in the Consolidated Statements of Cash Flows. The Company settles employee stock options with newly issued shares of the Company's common stock.

The Company used the implied volatility of market-traded options on the Company’s common stock for the expected volatility assumption input to the Black-Scholes option-pricing model, consistent with the guidance in ASC 718. The selection of implied volatility data to estimate expected volatility was based upon the availability of actively-traded options on the Company’s common stock and the Company’s assessment that implied volatility is more representative of future common stock price trends than historical volatility.

The dividend yield assumption is based on the Company’s history and expectation of future dividend payouts and may be subject to change in the future. The Company has never paid a dividend.

The expected life of employee stock options represents the weighted-average period that the stock options are expected to remain outstanding. The Company’s method of calculating the expected term of an option is based on the assumption that all outstanding options will be exercised at the midpoint of the current date and full contractual term, combined with the average life of all options that have been exercised or canceled. The Company believes that this method provides a better estimate of the future expected life based on analysis of historical exercise behavioral data.

The risk-free interest rate assumption is based upon observed interest rates appropriate for the terms of the Company’s employee stock options.

ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Based upon historical pre-vesting forfeiture experience, the Company assumed an annualized forfeiture rate of 1.6% for both stock options and restricted stock units.

The following activity has occurred with respect to restricted stock unit awards:

	Shares (in thousands)	Weighted-Average Grant-Date Fair Value
Balance at March 28, 2015	2,202	$34.29
Granted	923	56.65
Vested	(972)	27.86
Forfeited	(58)	51.81
Balance at April 2, 2016	2,095	$47.09

As of April 2, 2016, total remaining unearned compensation cost related to nonvested restricted stock units was $54.8 million, which will be amortized over the weighted-average remaining service period of approximately 1.3 years.

The total fair value of restricted stock units that vested during fiscal 2016 was $60.2 million, based upon the fair market value of the Company’s common stock on the vesting date. For fiscal years 2015 and 2014, the total fair value of restricted stock units that vested was $93.5 million and $30.0 million, respectively.